Federated Investors
World-Class Investment Manager

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL REPORT

October 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.1%
		Credit Card--1.4%
$500,000		Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008	$531,210
1,350,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	1,404,743
1,520,761		Option One Mortgage Securities Corp. 2001-3, Class CTF, 9.66%, 9/25/2031	1,517,917
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,630,065

		TOTAL	5,083,935

		Structured Product (Abs)--1.1%
1,907,011	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	2,020,535
1,605,281		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	1,682,492
20,904		The Money Store Home Equity Trust 1992-B, Class A, 6.90%, 7/15/2007	20,884

		TOTAL	3,723,911

		Utilities--0.6%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Series 1997-1, Class A8, 6.48%, 12/26/2009	2,135,240

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $10,387,796)	10,943,086

		CORPORATE BONDS--66.2%
		Aerospace & Defense--0.3%
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,054,840

		Air Transportation--2.1%
203,202		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	183,481
1,554,766		Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B, 6.90%, 1/2/2017	1,419,688
1,150,000		Delta Air Lines, Inc., Note, 8.30%, 12/15/2029	910,513
1,300,000		Delta Air Lines, Inc., Pass Thru Cert., Series 2000-1 B, 7.92%, 11/18/2010	1,334,437
884,555		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	965,324
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	392,611
2,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	2,145,485

		TOTAL	7,351,539

		Automotive--1.4%
1,460,000		Ford Motor Co., 7.45%, 7/16/2031	1,383,773
3,400,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	3,522,128

		TOTAL	4,905,901

Principal Amount			Value
		CORPORATE BONDS--continued
		Banking--5.7%
$1,250,000		ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	$1,317,613
220,000		Banc One Corp., Sub. Note, 7.25%, 8/1/2002	227,128
2,000,000		Banco Santander Central Hispano, S.A., Bank Guarantee, 7.875%, 4/15/2005	2,182,200
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	108,270
250,000		Bank One Corp., Sr. Note, 8.10%, 3/1/2002	254,310
200,000		BankAmerica Corp., Sub. Note, 7.75%, 7/15/2002	207,116
200,000		BankAmerica Corp., Sub. Note, 8.375%, 3/15/2002	204,180
10,000		Boatmen's Bancshares, Inc., Sub. Note, 9.25%, 11/1/2001	10,005
2,000,000		Capital One Bank, 6.875%, 2/1/2006	1,997,440
30,000		Central Fidelity Banks, Inc., Sub. Note, 8.15%, 11/15/2002	31,606
1,000,000		Chase Manhattan Corp., Note, 6.375%, 2/15/2008	1,031,780
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,038,338
40,000		Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003	41,766
30,000		First Union Corp., Sub. Note, 8.00%, 11/15/2002	31,574
1,000,000		J.P. Morgan Chase & Co., Inc., Sub. Note, 6.70%, 11/1/2007	1,074,170
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	16,464
1,000,000		NationsBank Corp., Sub. Note, Series MTNF, 7.19%, 7/30/2012	1,054,160
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	774,080
4,000,000	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	4,308,888
30,000		Republic New York Corp., Sub. Note, 8.25%, 11/1/2001	30,016
200,000		SunTrust Bank, Inc., Central Florida, Sub. Note, 6.90%, 7/1/2007	219,338
255,000		SunTrust Bank, Inc., Note, 7.375%, 7/1/2002	262,757
15,000		SunTrust Bank, Inc., Sub. Note, 6.125%, 2/15/2004	15,830
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/1/2049	1,080,214
1,250,000		Washington Mutual, Inc., Sr. Note, 7.50%, 8/15/2006	1,384,188

		TOTAL	19,903,431

		Beverage & Tobacco--0.0%
100,000		Philip Morris Cos., Inc., Note, 7.625%, 5/15/2002	102,511

		Broadcast Radio & TV--2.0%
1,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,579,200
3,100,000		Clear Channel Communications, Inc., Sr. Note, 7.65%, 9/15/2010	3,279,335
2,200,000		Grupo Televisa SA, 8.00%, 9/13/2011	2,164,756

		TOTAL	7,023,291

Principal Amount			Value
		CORPORATE BONDS--continued
		Cable Television--2.7%
$3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	$4,000,185
2,250,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	2,373,773
3,000,000		Univision Communications, Inc., 7.85%, 7/15/2011	3,224,520

		TOTAL	9,598,478

		Chemicals & Plastics--0.6%
10,000		Air Products & Chemicals, Inc., Sr. Note, 7.375%, 5/1/2005	10,758
1,500,000	[1]	Bayer Corp., Deb., 6.50%, 10/1/2002	1,550,310
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	44,190
750,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	546,719
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	31,405

		TOTAL	2,183,382

		Conglomerates--0.2%
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	870,773

		Consumer Products--1.4%
2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,474,167
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	108,262
2,000,000		Sara Lee Corp., 6.25%, 9/15/2011	2,104,740
300,000		Sara Lee Corp., Sr. Note, 6.00%, 1/15/2008	313,536

		TOTAL	5,000,705

		Ecological Services & Equipment--1.8%
900,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	945,018
2,500,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	2,636,800
425,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	450,207
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,183,980

		TOTAL	6,216,005

		Education--1.0%
3,425,000		Boston University, MTN, 7.625%, 7/15/2097	3,639,885

		Electronics--0.8%
200,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	211,818
1,500,000		General Electric Financial Services, Inc., MTN, 9.18%, 12/30/2008	1,847,085
225,000		General Electric Financial Services, Inc., Sr. Note, 6.29%, 12/15/2007	225,923
115,000		International Business Machines Corp., 7.25%, 11/1/2002	120,154
500,000		International Business Machines Corp., Note, 6.45%, 8/1/2007	540,330
15,000		Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	15,771

		TOTAL	2,961,081

Principal Amount			Value
		CORPORATE BONDS--continued
		Finance - Automotive--1.0%
$100,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	$103,215
250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2011	250,948
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	36,965
100,000		Ford Motor Credit Co., Unsecd. Note, 8.00%, 6/15/2002	102,503
1,500,000		General Motors Acceptance Corp., MTN, 7.50%, 7/15/2005	1,574,775
155,000		General Motors Acceptance Corp., Note, 7.00%, 9/15/2002	158,945
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,199,519

		TOTAL	3,426,870

		Finance - Retail--0.8%
100,000		Household Finance Corp., Note, 6.125%, 8/15/2003	104,594
100,000		Household Finance Corp., Note, 7.00%, 9/15/2002	103,837
100,000		Household Finance Corp., Sr. Note, 7.25%, 8/15/2002	103,138
2,250,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	2,375,325

		TOTAL	2,686,894

		Financial Intermediaries--4.1%
4,000,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	4,201,680
175,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	184,045
1,575,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,715,490
2,325,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	2,500,909
500,000		Merrill Lynch & Co., Inc., Note, 6.875%, 3/1/2003	526,515
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	16,538
100,000		Merrill Lynch & Co., Inc., Note, 8.30%, 11/1/2002	105,373
1,000,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 7.19%, 8/7/2012	1,028,350
2,500,000		Morgan Stanley Group, Inc., Note, 7.125%, 1/15/2003	2,628,425
30,000		Norwest Corp., Note, 5.75%, 2/1/2003	31,035
50,000		Pitney Bowes Credit Corp., Unsecd. Note, 8.80%, 2/15/2003	53,470
100,000		Salomon Smith Barney Holdings, Inc., Note, Series C, 7.15%, 2/15/2003	105,292
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, Series MTNG, 6.35%, 1/15/2004	106,010
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	5,329
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	10,679
200,000		Salomon, Inc., Sr. Note, 6.80%, 4/15/2003	210,420
872,732	[1]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/1/2013	927,854

		TOTAL	14,357,414

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Services--0.9%
$3,000,000		General Electric Capital Corp., MTN, 6.65%, 9/3/2002	$3,109,020
100,000		U.S. Leasing International, Unsecd. Note, 6.625%, 5/15/2003	103,215

		TOTAL	3,212,235

		Food & Drug Retailers--0.2%
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	552,260

		Food Products--0.4%
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	6,351
1,250,000		Kraft General Foods, Inc., Deb., 5.625%, 11/1/2011	1,261,925

		TOTAL	1,268,276

		Forest Products--1.6%
1,000,000		Fort James Corp., Deb., 8.375%, 11/15/2001	1,002,060
3,500,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	3,631,075
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	25,632
750,000		Westvaco Corp., Deb., 7.75%, 2/15/2023	808,163
25,000		Weyerhaeuser Co., Deb., 9.05%, 2/1/2003	26,716

		TOTAL	5,493,646

		Health Services--1.1%
1,550,000		Guidant Corp., 6.15%, 2/15/2006	1,596,423
2,000,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,175,440

		TOTAL	3,771,863

		Industrial Products & Equipment--0.4%
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	26,519
1,250,000		Tyco International Group, 6.375%, 10/15/2011	1,275,275

		TOTAL	1,301,794

		Insurance--3.2%
500,000		CIGNA Corp., Sr. Note, 7.40%, 1/15/2003	522,580
1,975,000		Continental Corp., Unsecd. Note, 7.25%, 3/1/2003	2,002,018
2,000,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	2,094,680
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	2,203,340
25,000		ITT Hartford Group, Inc., Note, 8.30%, 12/1/2001	25,111
15,000		Lincoln National Corp., Note, 7.625%, 7/15/2002	15,468
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	2,139,540
1,000,000		St. Paul Cos., Inc., MTN, Series MTNB, 7.29%, 8/28/2007	1,083,350
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,170,033

		TOTAL	11,256,120

Principal Amount			Value
		CORPORATE BONDS--continued
		Leisure & Entertainment--2.4%
$3,900,000		International Speedway Corp., 7.875%, 10/15/2004	$4,132,986
3,200,000		Paramount Communications, Inc., Sr. Deb., 8.25%, 8/1/2022	3,444,704
800,000		Paramount Communications, Inc., Sr. Note, 7.50%, 1/15/2002	808,792

		TOTAL	8,386,482

		Metals & Mining--3.0%
3,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	3,276,750
2,922,000		Inco Ltd., Note, 9.60%, 6/15/2022	3,098,255
2,405,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,568,973
875,000		Noranda, Inc., Deb., 8.625%, 7/15/2002	903,761
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	690,011

		TOTAL	10,537,750

		Oil & Gas--5.4%
10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	12,664
1,000,000		Conoco, Inc., 6.35%, 10/15/2011	1,019,680
1,250,000		Enterprise Oil, Sr. Note, 7.00%, 5/1/2018	1,265,612
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	1,072,780
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,471,204
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	790,687
500,000		Norcen Energy Resources, Inc., Sr. Deb., 6.80%, 7/2/2002	512,170
1,350,000	[1]	Pemex Finance Ltd., 9.125%, 10/13/2010	1,446,619
1,000,000		Sun Co., Inc., 9.00%, 11/1/2024	1,175,520
2,450,000		Tosco Corp., 8.125%, 2/15/2030	2,833,523
1,000,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	1,082,370
1,750,000	[1]	WCG Note Trust, Sr. Note, 8.25%, 3/15/2004	1,806,928
3,150,000	[1]	Yosemite Securities Trust I, Bond, 8.25%, 11/15/2004	2,366,438

		TOTAL	18,856,195

		Pharmaceutical--0.6%
1,750,000		American Home Products Corp., 6.25%, 3/15/2006	1,852,498
250,000		American Home Products Corp., Note, 7.90%, 2/15/2005	274,083
100,000		Lilly (Eli) & Co., Unsecd. Note, 6.25%, 3/15/2003	104,599

		TOTAL	2,231,180

		Printing & Publishing--1.8%
3,250,000		News America Holdings, Inc., 10.125%, 10/15/2012	3,595,475
2,700,000		Reed Elsevier, Inc., 6.75%, 8/1/2011	2,857,329

		TOTAL	6,452,804

Principal Amount			Value
		CORPORATE BONDS--continued
		Rail Industry--0.9%
$831,404		Atchison Topeka & SF RR, Equip. Trust, 6.55%, 1/6/2013	$863,853
935,377		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	1,054,245
1,250,000		Canadian Pacific RR, 6.25%, 10/15/2011	1,283,262

		TOTAL	3,201,360

		Real Estate--1.5%
3,250,000		EOP Operating LP, 7.375%, 11/15/2003	3,470,317
1,000,000		Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006	1,079,740
900,000		SUSA Partnership, Deb., 7.50%, 12/1/2027	821,628

		TOTAL	5,371,685

		Retailers--3.7%
2,000,000		CVS Corp., 5.625%, 3/15/2006	2,066,860
850,000		Dayton-Hudson Corp., Deb., 8.50%, 12/1/2022	961,903
2,250,000		Federated Department Stores, Inc., Sr. Note, 8.125%, 10/15/2002	2,338,807
2,000,000		Sears, Roebuck & Co., MTN, 10.00%, 2/3/2012	2,373,200
3,000,000		TJX Cos., Inc., 7.45%, 12/15/2009	3,177,840
1,750,000		Target Corp., 5.40%, 10/01/2008	1,770,212
200,000		Wal-Mart Stores, Inc., Unsecd. Note, 6.50%, 6/1/2003	211,468

		TOTAL	12,900,290

		Services--0.1%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	502,830

		Sovereign--1.4%
200,000		Korea Development Bank, 7.625%, 10/1/2002	208,377
1,200,000		Korea Development Bank, Sr. Unsub., 6.50%, 11/15/2002	1,240,428
1,000,000		Quebec, Province of, 5.50%, 4/11/2006	1,055,540
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,323,780
1,000,000		Victoria Public Authority, Local Gov't. Guarantee, 8.25%, 1/15/2002	1,009,750

		TOTAL	4,837,875

		Supranational--0.6%
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,248,008

		Technology Services--1.0%
1,500,000		Computer Sciences Corp., 7.375%, 6/15/2011	1,601,340
2,000,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	1,985,000

		TOTAL	3,586,340

Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--5.3%
$800,000		AT&T Wireless Group, Sr. Note, 7.875%, 3/1/2011	$861,920
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	261,865
1,850,000		BellSouth Telecommunications, Inc., Note, 6.00%, 6/15/2002	1,886,186
3,100,000		CenturyTel, Inc., 8.375%, 10/15/2010	3,371,095
15,000		Chesapeake & Potomac Telephone Co. of VA, Deb., 6.75%, 5/1/2008	15,101
50,000		Chesapeake & Potomac Telephone Co. of Washington D.C., Deb., 7.00%, 2/1/2009	50,407
1,350,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	1,519,371
1,650,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	1,701,645
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	107,256
750,000		Intermedia Communications, Inc., Sr. Disc. Note, Series B, 12.25%, 3/1/2009	654,375
650,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	423,312
2,000,000		MetroNet Escrow Corp., Sr. Note, 10.625%, 11/1/2008	1,235,000
15,000		New England Telephone & Telegraph, Deb., 6.125%, 10/1/2006	15,572
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	105,233
115,000		Ohio Bell Telephone Co., Unsecd. Note, 6.125%, 5/15/2003	120,265
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,257,469
2,900,000		WorldCom, Inc., 7.50%, 5/15/2011	2,983,462

		TOTAL	18,569,534

		Utilities--4.8%
2,250,000		Arizona Public Service Co., 6.375%, 10/15/2011	2,279,992
15,000		Bell Tel Co. Pennsylvania, Deb., 6.75%, 5/1/2008	15,096
250,000		Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004	269,835
1,250,000		DPL, Inc., Note, 6.875%, 9/1/2011	1,284,237
1,600,000	[1]	Edison Mission Holding Co., Sr. Secd. Note, 8.734%, 10/1/2026	1,638,000
1,250,000		Enersis SA, Note, 7.40%, 12/1/2016	1,180,112
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	1,044,870
100,000		Houston Light & Power, Collateral Trust, Series C, 6.50%, 4/21/2003	104,235
3,100,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	3,320,503
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,442,760
400,000	[1]	Israel Electric Corp. Ltd., Sr. Secd. Note, 7.75%, 3/1/2009	425,008
100,000		Louisiana Power & Light Co., 1st Mtg. Bond, 7.50%, 11/1/2002	100,404
30,000		Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003	31,538
Principal Amount			Value
		CORPORATE BONDS--continued
		Utilities--continued
$180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	$195,889
1,000,000	[1]	PSEG Power LLC, 7.75%, 4/15/2011	1,098,810
1,000,000		Pacific Gas & Electric Co., Unsecd. Note, Series B, 7.75%, 6/30/2004	895,000
5,000		Sonat, Inc., Note, 6.875%, 6/1/2005	5,216
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	713,750
900,000		Utilicorp United, Inc., Sr. Note, 7.95%, 2/1/2011	983,466

		TOTAL	17,028,721

		TOTAL CORPORATE BONDS (IDENTIFIED COST $224,884,393)	232,850,248

		U.S. GOVERNMENT AGENCIES--9.0%
100,000		Federal Home Loan Bank System, 6.00%, 6/30/2003	105,222
1,000,000		Federal Home Loan Bank System, 6.00%, 7/7/2004	1,076,440
1,750,000		Federal Home Loan Bank System, 6.00%, 5/17/2006	1,779,873
1,000,000		Federal Home Loan Bank System, 6.10%, 4/7/2003	1,046,580
1,000,000		Federal Home Loan Bank System, 6.11%, 4/17/2003	1,047,610
1,500,000		Federal Home Loan Bank System, 7.00%, 7/16/2009	1,619,970
4,000,000		Federal Home Loan Mortgage Corp., Deb., 6.22%, 3/18/2008	4,152,320
1,000,000		Federal Home Loan Mortgage Corp., Note, 5.625%, 3/15/2011	1,055,110
8,000,000		Federal Home Loan Mortgage Corp., Note, 6.875%, 1/15/2005	8,856,720
1,333,000		Federal Home Loan Mortgage Corp., Series 1228H, 7.00%, 2/15/2022	1,427,203
70,988		Federal Home Loan Mortgage Corp., Series 1324VE, 7.00%, 8/15/2008	71,164
1,470,000		Federal Home Loan Mortgage Corp., Series 1468M, 7.00%, 1/15/2010	1,589,673
1,000,000		Federal Home Loan Mortgage Corp., Series 24, Class VB, 6.50%, 7/25/2010	1,058,880
150,000		Federal National Mortgage Association, MTN, 6.25%, 12/13/2002	156,431
1,000,000		Federal National Mortgage Association, Series 1992-124, Class D, 7.00%, 4/25/2010	1,047,820
2,000,000		Federal National Mortgage Association, Series 1993-139, Class KD, 7.00%, 7/25/2006	2,072,480
593,367		Federal National Mortgage Association, Series 1994-79, Class G, 7.00%, 11/25/2004	616,639
1,000,000		Federal National Mortgage Association, Series 1996-68, Class VC, 6.50%, 9/18/2010	1,066,760
1,000,000		Federal National Mortgage Association, Series G93-31, Class H, 7.00%, 2/25/2013	1,017,960
500,000		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	532,295
296,973		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	306,336

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $30,137,666)	31,703,486

Principal Amount or Shares			Value
		MUNICIPALS--3.2%
		Education--0.4%
$1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	$1,292,423

		Municipal Services--2.8%
1,250,000		Atlanta & Fulton County, GA, Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,347,213
1,325,000		Kansas City, MO, Redevelopment Authority, 7.65% Bonds (Auditorium Project), (FSA INS), 11/1/2018	1,438,076
2,000,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020	2,117,840
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC INS), 12/1/2025	1,041,460
1,500,000		Minneapolis/St. Paul, MN, Airport Commission, UT GO Taxable Revenue Bonds, Series 9, 8.95% Bonds, 1/1/2022	1,579,185
1,000,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,138,370
1,000,000		St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	1,081,010

		TOTAL	9,743,154

		TOTAL MUNICIPALS (IDENTIFIED COST $10,286,523)	11,035,577

		PREFERRED STOCKS--1.3%
		Financial Intermediaries--1.0%
70,000		Citigroup, Inc., Cumulative Pfd.	3,500,000

		Telecommunications & Cellular--0.3%
6,100		TCI Communications Financing, Pfd.	152,622
40,000		TCI Communications Financing, Pfd., $2.50	1,015,600

		TOTAL	1,168,222

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $4,560,940)	4,668,222

		MUTUAL FUNDS--3.2%
794,524		Federated Mortgage Core Portfolio	8,159,760
3,172,307		Prime Value Obligations Fund, Class IS	3,172,307

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $11,005,580)	11,332,067

		U.S. TREASURY SECURITIES--12.4%
$2,100,000		United States Treasury Bond, 6.25%, 8/15/2023	2,425,038
11,800,000		United States Treasury Bond, 7.25%, 5/15/2016	14,681,781
7,138,950		United States Treasury Note, 3.50%, 1/15/2011	7,413,514
Principal Amount			Value
		U.S. TREASURY SECURITIES--continued
$4,000,000		United States Treasury Note, 4.625%, 5/15/2006	$4,181,480
11,000,000		United States Treasury Note, 5.00%, 2/15/2011	11,603,460
1,000,000		United States Treasury Note, 5.00%, 8/15/2011	1,057,660
2,000,000		United States Treasury Note, 5.75%, 11/15/2005	2,174,480

		TOTAL U.S. TREASURY SECURITIES (IDENTIFIED COST $42,211,572)	43,537,413

		TOTAL INVESTMENTS (IDENTIFIED COST $333,474,470)[2]	$346,070,099

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 2001, these securities amounted to $30,206,249 which represents 8.6% of net assets.

2 The cost of investments for federal tax purposes amounts to $333,474,470. The net unrealized appreciation of investments on a federal tax basis amounts to $12,595,629 which is comprised of $15,692,466 appreciation and $3,096,837 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($351,573,776) at October 31, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $333,474,470)		$346,070,099
Income receivable		6,108,568
Receivable for investments sold		17,959,239
Prepaid expenses		38,064

TOTAL ASSETS		370,175,970

Liabilities:
Payable for investments purchased	$16,837,457
Income distribution payable	1,740,495
Accrued expenses	24,242

TOTAL LIABILITIES		18,602,194

Net assets for 34,286,309 shares outstanding		$351,573,776

Net Assets Consist of:
Paid in capital		$345,718,364
Net unrealized appreciation of investments		12,595,629
Accumulated net realized loss on investments		(6,684,111)
Distributions in excess of net investment income		(56,106)

TOTAL NET ASSETS		$351,573,776

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$307,223,743 ÷ 29,961,218 shares outstanding		$10.25

Institutional Service Shares:
$44,350,033 ÷ 4,325,091 shares outstanding		$10.25

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Dividends			$328,241
Interest			11,290,176

TOTAL INCOME			11,618,417

Expenses:
Investment adviser fee		$863,526
Administrative personnel and services fee		130,047
Custodian fees		11,601
Transfer and dividend disbursing agent fees and expenses		48,041
Directors'/Trustees' fees		3,454
Auditing fees		6,133
Legal fees		1,985
Portfolio accounting fees		49,659
Distribution services fee--Institutional Service Shares		52,162
Shareholder services fee--Institutional Shares		379,601
Shareholder services fee--Institutional Service Shares		52,162
Share registration costs		21,736
Printing and postage		21,211
Insurance premiums		691
Miscellaneous		2,885

TOTAL EXPENSES		1,644,894

Waivers and Reimbursement:
Waiver of investment adviser fee	$(203,150)
Waiver of distribution services fee--Institutional Service Shares	(52,162)
Waiver of shareholder services fee--Institutional Shares	(379,601)
Reimbursement of investment adviser fee	(404)

TOTAL WAIVERS AND REIMBURSEMENT		(635,317)

Net expenses			1,009,577

Net investment income			10,608,840

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			2,274,708
Net change in unrealized appreciation of investments			11,369,631
Net realized and unrealized gain on investments			13,644,339
Change in net assets resulting from operations			$24,253,179

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2001	Year Ended 4/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,608,840	$21,916,826
Net realized gain (loss) on investments	2,274,708	(1,151,723)
Net change in unrealized appreciation/depreciation of investments	11,369,631	14,511,383

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,253,179	35,276,486

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,420,588)	(19,899,706)
Institutional Service Shares	(1,244,358)	(1,969,657)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,664,946)	(21,869,363)

Share Transactions:
Proceeds from sale of shares	54,412,254	94,663,101
Net asset value of shares issued to shareholders in payment of distributions declared	2,756,702	5,533,409
Cost of shares redeemed	(55,678,884)	(89,910,908)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,490,072	10,285,602

Change in net assets	15,078,305	23,692,725

Net Assets:
Beginning of period	336,495,471	312,802,746

End of period	$351,573,776	$336,495,471

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.86	$9.45	$10.07	$10.17	$ 9.79	$9.77
Income From Investment Operations:
Net investment income	0.31	0.65	0.62	0.60	0.63	0.63
Net realized and unrealized gain (loss) on investments	0.39	0.41	(0.60)	(0.10)	0.38	0.03

TOTAL FROM INVESTMENT OPERATIONS	0.70	1.06	0.02	0.50	1.01	0.66

Less Distributions:
Distributions from net investment income	(0.31)	(0.65)	(0.62)	(0.60)	(0.63)	(0.63)
Distributions from net realized gain on investments	--	--	(0.02)	(0.00)[1]	--	(0.01)

TOTAL DISTRIBUTIONS	(0.31)	(0.65)	(0.64)	(0.60)	(0.63)	(0.64)

Net Asset Value, End of Period	$10.25	$9.86	$ 9.45	$10.07	$10.17	$9.79

Total Return[2]	7.24%	11.54%	0.30%	5.03%	10.58%	7.00%

Ratios to Average Net Assets:

Expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	6.17%[3]	6.72%	6.48%	5.87%	6.30%	6.48%

Expense waiver/reimbursement[4]	0.37%[3]	0.35%	0.37%	0.43%	0.47%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$307,224	$300,289	$294,644	$219,824	$176,712	$121,307

Portfolio turnover	35%	43%	54%	41%	44%	55%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$ 9.86	$9.45	$10.07	$10.17	$ 9.79	$9.76
Income From Investment Operations:
Net investment income	0.30	0.63	0.60	0.58	0.61	0.61
Net realized and unrealized gain (loss) on investments	0.39	0.41	(0.60)	(0.10)	0.38	0.04

TOTAL FROM INVESTMENT OPERATIONS	0.69	1.04	0.00	0.48	0.99	0.65

Less Distributions:
Distributions from net investment income	(0.30)	(0.63)	(0.60)	(0.58)	(0.61)	(0.61)
Distributions from net realized gain on investments	--	--	(0.02)	(0.00)[1]	--	(0.01)

TOTAL DISTRIBUTIONS	(0.30)	(0.63)	(0.62)	(0.58)	(0.61)	(0.62)

Net Asset Value, End of Period	$10.25	$9.86	$ 9.45	$10.07	$10.17	$9.79

Total Return[2]	7.11%	11.26%	0.05%	4.77%	10.31%	6.73%

Ratios to Average Net Assets:

Expenses	0.80%[3]	0.81%	0.80%	0.80%	0.80%	0.80%

Net investment income	5.92%[3]	6.46%	6.24%	5.64%	6.03%	6.21%

Expense waiver/reimbursement[4]	0.37%[3]	0.34%	0.37%	0.43%	0.47%	0.57%

Supplemental Data:

Net assets, end of period (000 omitted)	$44,350	$36,206	$18,159	$13,204	$4,522	$790

Portfolio turnover	35%	43%	54%	41%	44%	55%

1 Amount represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001 (unaudited)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $8,915,071 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$2,025,815

2004	1,187,066

2007	135,079

2008	1,141,628

2009	4,425,483

The availability of a portion of these capital loss carryforwards, which were acquired in connection with the CCB Bond reorganization on July 23, 1999, may be limited in a given year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 10/31/2001		Year Ended 4/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,775,177	$37,836,866	7,091,961	$69,118,887
Shares issued to shareholders in payment of distributions declared	177,384	1,777,912	381,411	3,706,876
Shares redeemed	(4,451,363)	(44,588,745)	(8,180,053)	(79,300,609)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(498,802)	$(4,973,967)	(706,681)	$(6,474,846)

	Six Months Ended 10/31/2001		Year Ended 4/30/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,661,372	$16,575,388	2,657,607	$25,544,214
Shares issued to shareholders in payment of distributions declared	97,649	978,790	187,610	1,826,533
Shares redeemed	(1,106,459)	(11,090,139)	(1,093,418)	(10,610,299)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	652,562	$6,464,039	1,751,799	$16,760,448

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	153,760	$1,490,072	1,045,118	$10,285,602

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at it sole discretion.

Pursuant to an Exemptive Order, the Fund may invest in Federated Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the six months ended October 31, 2001, were as follows:

Purchases	$75,526,136

Sales	$78,135,534

Purchases and sales of long-term U.S. government securities for the six months ended October 31, 2001, were as follows:

Purchases	$39,646,512

Sales	$38,541,759

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G00715-01 (12/01)

Federated Investors
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL REPORT

October 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

October 31, 2001 (unaudited)

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--70.6%
		Automotive--16.6%
$3,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	$3,148,709
1,000,000		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	1,038,770
1,595,397		Arcadia Automobile Receivables Trust 1997-B, Class A5, 6.70%, 2/15/2005	1,615,658
1,000,000		DaimlerChrysler AG, 7.75%, 6/15/2005	1,052,260
5,000,000		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	5,121,494
4,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	4,067,680
2,000,000		General Motors Acceptance Corp., Note, 5.80%, 3/12/2003	2,043,460
172,848		Household Automobile Revolving Trust I 1998-1, Class B1, 6.30%, 5/17/2005	177,133
2,500,000		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	2,558,475
674,434		Key Auto Finance Trust 1999-1, 7.08%, 1/15/2007	695,136
4,000,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	4,219,800
3,500,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	3,817,604
1,328,564		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	1,396,345
4,000,000		Navistar Financial Corp. Owner Trust 2000-B, Class A3, 6.67%, 11/15/2004	4,142,200
2,500,000		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	2,563,725
694,676		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	704,978
2,329,410		Toyota Auto Receivables 1999-A Owner Trust, Class C, 6.70%, 8/16/2004	2,369,732

		TOTAL	40,733,159

		Banking--1.3%
1,000,000	[1]	J.P. Morgan Chase & Co., Sub. Note, 5.00%, 8/19/2002	1,020,822
2,000,000		National Australia Bank, Ltd., Melbourne, Sub. Note, Series A, 6.40%, 12/10/2007	2,074,940

		TOTAL	3,095,762

		Beverage & Tobacco--0.5%
1,149,000		Philip Morris Cos., Inc., Deb., 8.25%, 10/15/2003	1,246,171

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Credit Card--16.5%
$3,000,000		American Express Credit Account Master Trust 1997-1, Class A, 6.40%, 4/15/2005	$3,100,800
1,415,371	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust (Series 1996-A), Class A1, 6.25%, 12/1/2003	1,410,063
3,650,000		Chemical Master Credit Card Trust I 1995-3, Class A, 6.23%, 4/15/2005	3,758,916
1,300,000	[2]	Circuit City Credit Card Master Trust 2000-1, Class CTF, 3.73%, 2/15/2006	1,304,626
3,000,000		Citibank Credit Card Issuance Trust 2000-C2, Class C2, 3.08%, 10/15/2007	2,951,940
5,000,000		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	5,213,750
2,300,000		First Consumers Master Trust 2001-A, Class B, 3.63%, 9/15/2008	2,301,173
4,000,000		J.C. Penney Master Credit Card Trust E, Class A, 5.50%, 6/15/2007	4,175,560
3,000,000		MBNA Credit Card Master Note Trust 2001-C3, Class C3, 6.55%, 12/15/2008	3,144,457
5,000,000		MBNA Master Credit Card Trust 1999-I, Class A, 6.40%, 1/18/2005	5,151,900
3,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	3,803,485
3,000,000		Providian Master Trust 1997-4, Class B, 6.45%, 6/15/2007	3,091,350
1,000,000		Standard Credit Card Master Trust I, 1994-4, Class A, 8.25%, 11/7/2003	1,000,930

		TOTAL	40,408,950

		Electronics--0.9%
2,000,000		Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003	2,118,180

		Energy--0.9%
3,000,000	[1,2]	Osprey Trust, Sr. Secd. Note, 8.31%, 1/15/2003	2,253,750

		Financial Intermediaries--1.9%
2,400,000		Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	2,504,592
2,000,000		Merrill Lynch & Co., Inc., Note, 6.00%, 2/12/2003	2,080,340

		TOTAL	4,584,932

		Food & Drug Retailers--0.8%
1,895,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	2,009,989

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Home Equity Loan--14.4%
$1,907,011	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	$2,020,535
3,000,000		Asset Backed Funding Certificate 2001-AQ1, Class A3, 5.745%, 4/20/2027	3,102,750
2,000,000		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	2,067,887
3,000,000		Chase Funding Loan Acquisition Trust 2001-C2, Class IA2, 5.673%, 8/25/2022	3,116,670
1,000,000		Chase Funding Mortgage Loan 1999-1, Class IIB, 5.17%, 6/25/2028	1,003,170
808,460		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	842,691
293,719	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.77%, 1/15/2028	294,022
409,012		ContiMortgage Home Equity Loan Trust 1997-1, Class A7, 7.32%, 9/15/2021	418,359
962,058	[2]	ContiMortgage Home Equity Loan Trust 1993-3, Class A2, 5.54%, 7/15/2020	917,861
3,622,000		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	3,964,243
1,414,634		Green Tree Home Equity Loan Trust 1999-A, Class A3, 5.98%, 4/15/2018	1,444,734
547,528		Headlands Home Equity Loan Trust 1998-2, Class A3, 6.67%, 12/15/2024	579,546
2,730,704		IMC Home Equity Loan Trust 1998-1, Class A6, 6.52%, 6/20/2029	2,858,927
3,000,000		Long Beach Mortgage Loan Trust 2001-2, Class M3, 4.611%, 7/25/2031	2,992,602
1,000,000		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	1,039,650
1,896,639		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	1,987,865
691,853	[2]	Option One Mortgage Securities Corp. 1999-4, Class CTF, 9.67%, 12/25/2029	703,095
631,837	[1,2]	Saxon Asset Securities Trust 2000-2, Class AV1, 2.68%, 7/25/2030	632,779
5,000,000		Sovereign Bank Home Equity Loan Trust 2000-1, Class A2, 6.96%, 4/25/2003	5,116,342

		TOTAL	35,103,728

		Manufactured Housing--8.0%
2,752,071		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	2,875,077
4,353,706		Green Tree Financial Corp. 1993-4, Class A4, 6.60%, 1/15/2019	4,481,971
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	2,008,212
2,776,513		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	2,933,935
4,000,000	[2]	Merit Securities Corp., 12-I, Class B, 7.98%, 7/28/2033	3,972,520
3,000,000		Merit Securities Corp., 13, Class A4, 7.88%, 12/28/2033	3,306,959

		TOTAL	19,578,674

Principal Amount			Value
		CORPORATE BONDS/ASSET-BACKED SECURITIES--continued
		Other--4.4%
$5,000,000		CIT Equipment Collateral 2001-A, Class A3, 4.32%, 5/20/2005	$5,112,150
1,500,000		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,601,205
572,549	[1]	Case Equipment Loan Trust 1999-A, Class B, 5.96%, 8/15/2005	585,922
6,595,219	[2]	FMAC Loan Receivables Trust 1997-A, 144A Class A-X, 2.54%, 4/15/2019	395,713
1,651,086	[1,2]	Litigation Settlement Monetized Fee Trust 2001-1A, Class A1, 8.33%, 4/25/2031	1,758,142
1,250,000		Tobacco Settlement Revenue Management Authority 2001-A, Class A, 7.666%, 5/15/2016	1,315,088

		TOTAL	10,768,220

		Supranational--0.7%
1,700,000		Corp Andina De Fomento, Bond, 7.10%, 2/1/2003	1,783,487

		Telecommunications & Cellular--2.4%
2,000,000		Citizens Utilities Co., Deb., 6.80%, 8/15/2026	2,062,600
1,000,000		MetroNet Communications Corp., Sr. Note, 12.00%, 8/15/2007	651,250
1,000,000		Sprint Capital Corp., 7.625%, 6/10/2002	1,024,560
2,085,000		U.S. West Communications, Inc., 7.20%, 11/1/2004	2,170,485

		TOTAL	5,908,895

		Utilities--1.3%
2,000,000		Ohio Power Co., 7.00%, 7/1/2004	2,131,080
1,000,000		Fidercomiso Petacalco TopoloBampo, Note, 8.125%, 12/15/2003	1,082,596

		TOTAL	3,213,676

		TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES (IDENTIFIED COST $169,124,425)	172,807,573

		MORTGAGE BACKED SECURITIES--16.1%
		Commercial Mortgage Backed Securities--0.6%
8,179,080		First Union Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.26575%, 6/18/2029	409,119
1,000,000	[1,2]	Nomura Depositor Trust Commercial Mortgage Pass-Thru 1998-STI, Class A-3, 3.10%, 2/15/2034	986,090

		TOTAL	1,395,209

Principal Amount			Value
		MORTGAGE BACKED SECURITIES--continued
		Non-Government Agency Mortgage Backed Securities--15.5%
$694,710	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MF2, 3.27%, 5/25/2029	$616,417
1,624,239	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MII, 7.52%, 5/25/2029	1,655,912
613,738	[1,2]	Bayview Financial Acquisition Trust, 1998-1, Class MI1, 3.17%, 5/25/2029	585,162
234,626	[1,2]	Bosque Asset Corp., Class 1, 7.66%, 6/5/2002	199,432
2,905,303	[1,2]	C-BASS ABS, LLC Series 1997-1, Class A-1, 7.25%, 2/1/2017	2,898,040
4,407,855		GE Capital Mortgage Services, Inc., Series 1995-11, Class B1, 7.50%, 12/25/2025	4,577,028
2,020,752	[1,2]	Greenwich Capital Acceptance 1991-4, 8.28%, 7/1/2019	2,018,226
2,187,919	[1]	Greenwich Capital Acceptance, Series 1993-AFCI, Class B1, 6.66%, 8/25/2023	2,183,828
200,875	[1]	Greenwich Capital Acceptance, Series 1993-LB2, Class A1, 7.51%, 8/25/2023	202,293
182,444	[1]	Greenwich Capital Acceptance, Series 1993-LB3, Class A1, 7.29%, 1/25/2024	183,745
2,415,592	[1]	Greenwich Capital Acceptance, Series 1994-C, Class B1, 6.625%, 1/25/2025	2,440,176
112,218	[2]	Long Beach Federal Savings Bank, Series 1992-3, Class A, 9.60%, 6/15/2022	112,218
3,070,000	[1]	Mellon Residential Funding Corp., Series 1998-TBC1, Class B1, 6.60407%, 10/25/2028	3,180,796
409,808	[1,2]	Merrill Lynch Mortgage Investors, Inc., Class BB, 8.00%, 3/1/2031	408,144
2,369,165		PNC Mortgage Securities Corp., Series 1999-5, Class 2A1, 6.75%, 7/25/2029	2,425,230
3,215,120		PNC Mortgage Securities Corp., Series 1999-9, Class 3A1, 7.22%, 10/25/2029	3,282,493
840,059		Prudential Home Mortgage Securities, Series 1992-5, Class A-6, 7.50%, 4/25/2007	868,428
2,000,000		Residential Accredit Loans, Inc., Series 1997-QS12, Class A6, 7.25%, 11/25/2027	2,037,900
1,109,356	[1]	Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	1,164,957
6,802,100		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	6,937,610

		TOTAL	37,978,035

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $38,845,723)	39,373,244

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES--6.4%
$2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	$2,146,920
9,000,000		Federal National Mortgage Association, Note, 5.125%, 2/13/2004	9,435,060
1,118,320		GNMA, Pool 354754, 7.50%, 2/15/2024	1,184,021
2,665,810		GNMA, Pool 780360, 11.00%, 9/15/2015	3,019,856

		TOTAL GOVERNMENT AGENCIES MORTGAGE BACKED SECURITIES (IDENTIFIED COST $15,125,255)	15,785,857

		U.S. TREASURY NOTES--3.7%
4,000,000		Note, 5.125%, 12/31/2002	4,142,440
500,000		Note, 5.625%, 5/15/2008	547,410
2,000,000		Note, 5.75%, 11/15/2005	2,174,480
1,000,000		Note, 5.75%, 8/15/2010	1,109,370
935,000		Note, 6.625%, 5/15/2007	1,067,116

		TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $8,633,242)	9,040,816

		MUTUAL FUND--3.0%
7,272,579		Prime Value Obligations Fund, IS Shares (at net asset value)	7,272,579

		TOTAL INVESTMENTS (IDENTIFIED COST $239,001,224)[3]	$244,280,069

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At October 31, 2001, these securities amounted to $24,848,725 which represents 10.1% of net assets.

3 The cost of investments for federal tax purposes amounts to $239,001,224. The net unrealized appreciation of investments on a federal tax basis amounts to $5,278,845 which is comprised of $7,421,300 appreciation and $2,142,455 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($244,916,056) at October 31, 2001.

The following acronym is used throughout this portfolio:

IO	--Interest Only

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $239,001,224)		$244,280,069
Cash		236,242
Income receivable		1,484,472
Receivable for investments sold		12,087
Receivable for shares sold		1,505
Prepaid Expenses		22,260

TOTAL ASSETS		246,036,635

Liabilities:
Income distribution payable	$1,100,062
Accrued expenses	20,517

TOTAL LIABILITIES		1,120,579

Net assets for 27,476,323 shares outstanding		$244,916,056

Net Assets Consist of:
Paid in capital		$259,833,872
Net unrealized appreciation of investments		5,278,845
Accumulated net realized loss on investments		(19,910,546)
Distributions in excess of net investment income		(286,115)

TOTAL NET ASSETS		$244,916,056

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$228,510,748 ÷ 25,635,941 shares outstanding		$8.91

Institutional Service Shares:
$16,405,308 ÷ 1,840,382 shares outstanding		$8.91

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended October 31, 2001 (unaudited)

Investment Income:
Interest			$7,174,120

Expenses:
Investment adviser fee		$462,709
Administrative personnel and services fee		87,105
Custodian fees		10,273
Transfer and dividend disbursing agent fees and expenses		32,221
Directors'/Trustees' fees		3,203
Auditing fees		8,917
Legal fees		9,398
Portfolio accounting fees		41,412
Distribution services fee--Institutional Service Shares		23,001
Shareholder services fee--Institutional Shares		266,192
Shareholder services fee--Institutional Service Shares		23,001
Share registration costs		20,153
Printing and postage		17,121
Insurance premiums		755
Miscellaneous		2,618

TOTAL EXPENSES		1,008,079

Waivers and Reimbursement:
Waiver of investment adviser fee	$(42,765)
Waiver of distribution services fee--Institutional Service Shares	(23,001)
Waiver of shareholder services fee--Institutional Shares	(266,192)
Reimbursement of investment adviser fee	(311)

TOTAL WAIVERS AND REIMBURSEMENT		(332,269)

Net expenses			675,810

Net investment income			6,498,310

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(8,072)
Net change in unrealized appreciation of investments			4,675,964

Net realized and unrealized gain on investments			4,667,892

Change in net assets resulting from operations			$11,166,202

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 10/31/2001	Year Ended 4/30/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,498,310	$12,517,163
Net realized gain (loss) on investments	(8,072)	38,971
Net change in unrealized appreciation/depreciation of investments	4,675,964	5,042,476

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,166,202	17,598,610

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,949,598)	(11,961,079)
Institutional Service Shares	(487,174)	(633,750)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,436,772)	(12,594,829)

Share Transactions:
Proceeds from sale of shares	89,230,985	92,461,490
Net asset value of shares issued to shareholders in payment of distributions declared	2,390,258	4,774,594
Cost of shares redeemed	(62,610,241)	(94,457,508)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	29,011,002	2,778,576

Change in net assets	33,740,432	7,782,357

Net Assets:
Beginning of period	211,175,624	203,393,267

End of period	$244,916,056	$211,175,624

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$8.74	$8.52	$8.67	$8.74	$8.68	$8.68
Income From Investment Operations:
Net investment income	0.25	0.56	0.53	0.52	0.52	0.54
Net realized and unrealized gain (loss) on investments	0.17	0.22	(0.15)	(0.07)	0.06	0.01

TOTAL FROM INVESTMENT OPERATIONS	0.42	0.78	0.38	0.45	0.58	0.55

Less Distributions:
Distributions from net investment income	(0.25)	(0.56)	(0.53)	(0.52)	(0.52)	(0.54)
Distributions in excess of net investment income[1]	--	--	--	--	--	(0.01)

TOTAL DISTRIBUTIONS	(0.25)	(0.56)	(0.53)	(0.52)	(0.52)	(0.55)

Net Asset Value, End of Period	$8.91	$8.74	$8.52	$8.67	$8.74	$8.68

Total Return[2]	4.85%	9.39%	4.52%	5.25%	6.88%	6.53%

Ratios to Average Net Assets:

Expenses	0.56%[3]	0.56%	0.56%	0.56%	0.56%	0.56%

Net investment income	5.64%[3]	6.41%	6.23%	5.88%	5.96%	6.21%

Expense waiver/reimbursement[4]	0.29%[3]	0.29%	0.28%	0.28%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$228,511	$193,030	$189,395	$188,773	$197,610	$214,438

Portfolio turnover	12%	43%	44%	54%	49%	55%

1 Distributions in excess of net investment income for the year ended April 30, 1997 was the result of certain book and tax timing differences. This distribution did not represent a return of capital for federal income tax purposes for the year ended April 30, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended April 30,
	10/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$8.74	$8.52	$8.67	$8.74	$8.68	$8.68
Income From Investment Operations:
Net investment income	0.24	0.53	0.51	0.50	0.50	0.53
Net realized and unrealized gain (loss) on investments	0.17	0.22	(0.15)	(0.07)	0.06	--

TOTAL FROM INVESTMENT OPERATIONS	0.41	0.75	0.36	0.43	0.56	0.53

Less Distributions:
Distributions from net investment income	(0.24)	(0.53)	(0.51)	(0.50)	(0.50)	(0.53)

Net Asset Value, End of Period	$8.91	$8.74	$8.52	$8.67	$8.74	$8.68

Total Return[1]	4.72%	9.12%	4.26%	4.99%	6.61%	6.27%

Ratios to Average Net Assets:

Expenses	0.81%[2]	0.81%	0.81%	0.81%	0.81%	0.81%

Net investment income	5.37%[2]	6.16%	5.94%	5.63%	5.73%	5.96%

Expense waiver/reimbursement[3]	0.29%[2]	0.29%	0.28%	0.28%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$16,405	$18,145	$13,999	$24,783	$14,783	$17,586

Portfolio turnover	12%	43%	44%	54%	49%	55%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001 (unaudited)

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At April 30, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $19,902,474, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 626,512

2003	5,572,713

2004	10,784,773

2005	1,566,031

2006	696,886

2007	159,370

2008	496,189

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted security held at October 31, 2001 is as follows:

Security	Acquisition Date	Acquisition Cost
Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust Series (1996-A), Class A1	1/9/1997	$1,335,188

Bayview Financial Acquisition Trust, 1998-1, Class MF2	5/14/1998	694,711

Bayview Financial Acquisition Trust, 1998-1, Class MI1	3/12/1999	579,982

Bayview Financial Acquisition Trust, 1998-1, Class MII	12/8/1998	1,620,686

Bosque Asset Corp., Class 1, 7.66%, 6/5/2002	6/19/1997	233,244

C-BASS ABS, LLC, Series 1997-1, Class A-1	2/25/1997	2,791,710

Circuit City Credit Card Master Trust 2000-1, Class CTF	2/23/2000	1,300,000

ContiMortgage Home Equity Loan Trust 1993-3, Class A2	2/7/2000	900,276

FMAC Loan Receivables Trust 1997-A, Class A-X	6/16/1997	921,206

Greenwich Capital Acceptance, 1991-4	1/7/1993	2,028,326

Litigation Settlement Monetized Fee Trust 2001-1A, Class A1	2/5/2001	1,650,455

Long Beach Federal Savings Bank, Series 1992-3, Class A	6/29/1992	118,881

Merit Securities Corp., 12-1, Class B	5/18/1999	2,967,656

Merrill Lynch Mortgage Investors, Inc., Class BB	4/13/2000	247,639

Nomura Depositor Trust Commercial Mortgage Pass-Thru, 1998-STI, Class A-3	2/3/1998	1,000,000

125 Home Loan Owner Trust, 1998-1A, Class M2	7/30/1998	1,839,403

Option One Mortgage Securities Corp., Series C 1999-4, Class CTF	11/10/1999	691,853

Osprey Trust, Sr. Secd. Note	2/21/2001	1,541,445

Saxon Asset Securities Trust 2000-2, Class AV1	6/26/2001	631,344

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 10/31/2001		Year Ended 4/30/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,906,735	$69,633,827	9,070,507	$78,463,919
Shares issued to shareholders in payment of distributions declared	239,483	2,110,777	519,564	4,486,277
Shares redeemed	(4,599,760)	(40,534,781)	(9,739,215)	(84,093,582)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,546,458	$31,209,823	(149,144)	$(1,143,386)

	Six Months Ended 10/31/2001		Year Ended 4/30/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,229,758	$19,597,158	1,605,415	$13,997,571
Shares issued to shareholders in payment of distributions declared	31,645	279,481	33,448	288,317
Shares redeemed	(2,497,563)	(22,075,460)	(1,206,042)	(10,363,926)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(236,160)	$(2,198,821)	432,821	$3,921,962

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,310,298	$29,011,002	283,677	$2,778,576

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order, the Fund may invest in the Prime Value Obligations Fund, Institutional Shares, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of the transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended October 31, 2001, were as follows:

Purchases	$61,065,266

Sales	$25,919,284

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

WILLIAM D. DAWSON III

Chief Investment Officer

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

8112901 (12/01)